CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
a)Accounting policy
These are financial assets, measured at amortized cost, maintained in order to meet short-term cash commitments and not for investment or other purposes. The Company and its subsidiaries consider cash equivalents a short-term investment readily convertible into a known amount of cash and subject to insignificant risk of change in value and when redeemable within 90 days.
b)Breakdown

	12.31.2023	12.31.2022
Short-term investments(1)	4,289,932	2,220,385
Cash and banks(2)	68,344	53,449
Total	4,358,276	2,273,834

.
(1)Highly liquid short-term investments basically comprise Bank Deposit Certificates (“CDB”) and Repurchase Agreements with first tier rated financial institutions, indexed to the Interbank Deposit Certificate (“CDI”) rate, with original maturities of up to three months, and with immaterial risk of change in value, therefore classified as cash and cash equivalents. Income from these investments are recorded as financial income. On December 31, 2023, the average remuneration of these short-term investments corresponded to 101,5% of the CDI (96.70% on December 31, 2022).